Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Indefinite useful life	₩ 210,114	₩ 219,204